INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2013	2012

Raw materials	$167	$163
Finished goods	3,551	2,997

	$3,718	$3,160